13F-HR
6/30/01

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy		New York, New York August 1, 2001

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value total:	$154,917


List of Other Included Managers:

No.	13F File Number		Name

















FORM 13F INFORMATION TABLE























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY






(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE




























Celanese AG

COM

2507639

7196

327600

SH



Sole



327600
Abercrombie and Fitch Co.

COM

002896207

13801

310000

SH



Sole



310000
Amgen Inc

COM

031162100

10892

179500

SH



Sole



179500
Chicago Bridge & Iron Co NV

COM

167250109

11854

350200

SH



Sole



350200
Citigroup Inc

COM

172967101

2642

50000

SH



Sole



50000
Coastcast

COM

19057T108

1590

200000

SH



Sole



200000
Dell Computer Corp

COM



4254

162661

SH



Sole



162661
Devry Inc

COM



5544

153500

SH



Sole



153500
Ditech Communications Corp

COM

25500M103

1094

147500

SH



Sole



147500
Dow Chemical Co

COM

260543103

6650

200000

SH



Sole



200000
Exodus

COM

302088109

618

300000

SH



Sole



300000
Flowserve Corporation

COM

34354P105

12300

400000

SH



Sole



400000
Genuity

COM

37248E103

1560

500000

SH



Sole



500000
Goodyear Tire and Rubber Co

COM

382550101

11200

400000

SH



Sole



400000
Guidant Corporation

COM

401698105

2520

70000

SH



Sole



70000
Immunex Corp

COM

452528102

5059

285000

SH



Sole



285000
Magna Intl Inc. Class A

Sub-voting Cmn

559222401

6721

109300

SH



Sole



109300
Micron Technology

COM



5985

145620

SH



Sole



145620
Netia Holdings SA ADR

ADR

64114B104

631

95000

SH



Sole



95000
Nextel Communications

Class A

65332V103

3500

200000

SH



Sole



200000
Nike Class B

Class B

654106103

6299

150000

SH



Sole



150000
Oxford Health Plans Inc

COM



3468

121250

SH



Sole



121250
PG&E Corporation

COM

69331C108

3920

350000

SH



Sole



350000
SCI Systems Inc.

COM



5100

200000

SH



Sole



200000
Sanmina Corp

COM

800907107

2809

120000

SH



Sole



120000
Special Metals Corp

COM



2078

711500

SH



Sole



711500
Titanium Metals Corporation

COM



8250

825000

SH



Sole



825000
USG Corp

COM

903293405

2427

575000

SH



Sole



575000
Whitehall Jewellers Inc

COM

965063100

2957

322800

SH



Sole



322800
Yahoo Inc

COM

984332106

1999

100000

SH



Sole



100000